Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 43,594	$ 34,936	$ 85,053	$ 66,991
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,846	31,916	79,690	61,044
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,748	$ 3,020	$ 5,363	$ 5,947